CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Short-term Debt	$ 161.4	$ 239.3
Accounts Payable, Current	373.1	316.0
Long Term Debt Current And Non Current	5,705.1	5,465.6
Liabilities, Current	27,645.0	1,241.2
Investments ():
Cash and cash equivalents	270.1	465.2
Funds Withheld Receivable		0.0
Accounts Receivable, Net, Current	266.0	245.6
Other Receivables, Net, Current	19.7	23.8
Inventories, net (Note 9)	496.3	449.9
Property, plant and equipment, net (Note 10)	503.9	367.4
Goodwill (Note 11)	2,277.1	2,133.3
Intangibles, net (Note 11)	1,612.0	1,534.8
Other assets	43.7	62.8
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	1,376.9	27,658.1
Assets, Current	30,036.1	1,823.7
Prepaid Expense and Other Assets	54.8	38.2
Disposal Group, Including Discontinued Operation, Assets, Current	28,929.2	601.0
Total assets	35,849.7	33,580.1
Long-term Debt, Excluding Current Maturities	5,543.7	5,226.3
Insurance reserves:
Other Accrued Liabilities, Current	125.8	103.7
Employee benefit obligations (Note 17)	38.6	48.0
Deferred tax liabilities (Note 18)	493.2	512.1
Other liabilities	26.2	26.0
Disposal Group, Including Discontinued Operation, Liabilities, Current	26,851.3	412.1
Total liabilities	33,902.8	31,762.9
Commitments and contingencies (Note 21)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		0.0
Temporary equity (Note 16) :
Common stock, $0.01 par; 500,000.0 thousand shares authorized; 200,624.9 thousand and 200,789.1 thousand shares issued and outstanding at September 30, 2017 and 2016, respectively.	2.0	2.0
Additional paid-in capital	1,372.9	1,447.1
Accumulated deficit	(925.9)	(1,031.9)
Accumulated other comprehensive income	309.0	220.9
Total HRG Group, Inc. shareholders' equity	758.0	638.1
Noncontrolling interest	1,188.9	1,179.1
Total shareholders' equity	1,946.9	1,817.2
Total liabilities and equity	35,849.7	33,580.1
Accrued Wages And Related Expenses	55.4	101.8
Interest Payable, Current	78.0	68.3
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	$ 156.1	$ 24,709.3